5 Financial risk management (Details) $ in Millions		Dec. 31, 2020 ARS ($) ExchangeRate $ / $	Dec. 31, 2019 ARS ($) $ / $
Summary of financial risk management [line items]
Exchange rate | $ / $		84.15	59.89
Current assets [member]
Summary of financial risk management [line items]
Foreign currency balance assets		$ 1,981	$ 4,045
Current assets [member] | Other receivables [member] | USD
Summary of financial risk management [line items]
Amount of foreign currency		$ 6
Exchange rate | ExchangeRate	[1]	84.150
Foreign currency balance assets		$ 505	82
Current assets [member] | Other receivables [member] | JPY
Summary of financial risk management [line items]
Amount of foreign currency		$ 55
Exchange rate | ExchangeRate	[1]	0.816
Foreign currency balance assets		$ 45
Current assets [member] | Financial assets at fair value through profit or loss [member] | USD
Summary of financial risk management [line items]
Amount of foreign currency
Exchange rate | ExchangeRate	[1]	84.150
Foreign currency balance assets			3,798
Current assets [member] | Cash and cash equivalents [member] | USD
Summary of financial risk management [line items]
Amount of foreign currency		$ 17
Exchange rate | ExchangeRate	[1]	84.150
Foreign currency balance assets		$ 1,431	164
Current assets [member] | Cash and cash equivalents [member] | EUR
Summary of financial risk management [line items]
Amount of foreign currency
Exchange rate | ExchangeRate	[1]	103.530
Foreign currency balance assets			1
Total Assets [member]
Summary of financial risk management [line items]
Foreign currency balance assets		1,981	4,045
Non-current liabilities [member]
Summary of financial risk management [line items]
Foreign currency balance liabilities		8,261	11,159
Non-current liabilities [member] | USD | Borrowings [member]
Summary of financial risk management [line items]
Amount of foreign currency		$ 98
Exchange rate | ExchangeRate	[1]	84.150
Foreign currency balance liabilities		$ 8,261	11,159
Current liabilities [member]
Summary of financial risk management [line items]
Foreign currency balance liabilities		1,862	3,797
Current liabilities [member] | USD | Borrowings [member]
Summary of financial risk management [line items]
Amount of foreign currency		$ 2
Exchange rate | ExchangeRate	[1]	84.150
Foreign currency balance liabilities		$ 143	2,259
Current liabilities [member] | USD | Trade payables [member]
Summary of financial risk management [line items]
Amount of foreign currency		$ 11
Exchange rate | ExchangeRate	[1]	84.150
Foreign currency balance liabilities		$ 962	738
Current liabilities [member] | USD | Other payables [member]
Summary of financial risk management [line items]
Amount of foreign currency		$ 9
Exchange rate | ExchangeRate	[1]	84.150
Foreign currency balance liabilities		$ 757	739
Current liabilities [member] | EUR | Trade payables [member]
Summary of financial risk management [line items]
Amount of foreign currency
Exchange rate | ExchangeRate	[1]	103.530
Foreign currency balance liabilities			39
Current liabilities [member] | CHF | Trade payables [member]
Summary of financial risk management [line items]
Amount of foreign currency
Exchange rate | ExchangeRate	[1]	95.413
Foreign currency balance liabilities			21
Current liabilities [member] | NOK | Trade payables [member]
Summary of financial risk management [line items]
Amount of foreign currency
Exchange rate | ExchangeRate	[1]	8.211
Foreign currency balance liabilities			1
Total Liabilities [member]
Summary of financial risk management [line items]
Foreign currency balance liabilities		$ 10,123	$ 14,956

[1]	The exchange rates used are the BNA exchange rates in effect as of December 31, 2020 for US Dollars (USD), Euros (EUR), Swiss Francs (CHF), Norwegian Krones (NOK) and Japanese Yens (JPY).